Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Information [Abstract]
Number of segments | item	2	2
Segment and Geographic Information [Line Items]
Net Revenue	$ 401,131	¥ 2,598,443	¥ 1,584,420	¥ 1,521,836
Operating (loss) income	$ 1,305	8,451	(56,856)	(40,985)
Brand e-commerce [Member]
Segment and Geographic Information [Line Items]
Net Revenue		2,528,969	1,555,404	1,521,836
Operating (loss) income		63,734	(39,762)	¥ (40,985)
Maikefeng [Member]
Segment and Geographic Information [Line Items]
Net Revenue		69,474	29,016
Operating (loss) income		¥ (55,283)	¥ (17,094)